Segment reporting (Details 2) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Total revenue	$ 6,394,713	$ 16,144,309
PRC [Member]
Total revenue	3,700,629	12,736,774
United States of America [Member]
Total revenue	$ 2,694,084	$ 3,407,535